Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables And Accruals [Abstract]
Components of Other Payables and Accruals

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Accruals	10,372	11,018
Other payables	39,057	46,210
Payable to database suppliers	3,000	2,189
Interest payables	5,749	7,704

Total other payables and accruals	58,178	67,121

Current	58,178	67,121
Non-current	—	—